4. CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2020
Cash And Cash Equivalents
Schedule of cash and cash equivalents
		Consolidated
	12/31/2020	12/31/2019
Cash and banks
In Brazil	245,185	42,736
Abroad	3,899,282	454,033
	4,144,467	496,769

Investments
In Brazil	5,800,119	531,924
Abroad		60,262
	5,800,119	592,186
	9,944,586	1,088,955